Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Board of Directors Chairman
Amount owed	$ 24,116	$ 39,116	$ 30,006
Chief Executive Officer
Amount owed	753		0
Reimbursable expenses	753	713
Board of Directors
Amount owed	1,075		$ 1,075
Reimbursable expenses	$ 1,075	$ 1,553